Income taxes - Settlement program (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) installment	Dec. 31, 2020 USD ($)
Income taxes
Current income tax and social contribution settlement liability	$ 356	$ 340
Non-current income tax and social contribution settlement liability	2,336	2,404
REFIS liabilities	$ 2,692	$ 2,744
SELIC rate (in percentage)	4.25%	2.00%
Remaining monthly installments of settlement liability | installment	88